Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2024	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025	Sep. 30, 2024
BASIC EPS:
Net income (loss) from continuing operation (numerator):	$ (85,693)		$ 3,237		$ (160,630)	$ (111,939)		$ 106,377		$ 76,601	$ (7,378)
Less: net (income) loss attributable to noncontrolling interest	$ (1,058)		$ 0		0	$ (1,854)		$ 0		(82)	0
Less: accrued distribution on redeemable noncontrolling interest in subsidiary					0					(4,913)	0
Less: Net income (loss) attributable to preferred stockholders					0					(2,975)	0
Adjusted income (loss), net of tax - basic					$ (160,630)					$ 68,631	$ (7,378)
Weighted average number of shares of Common Stock outstanding attributable to stockholders (Number of shares) (in Shares)	480,024		41,975		3,094,253	353,309		41,721		8,364,332	1,728,144
Earnings (loss) per share from continuing operations (basic) (in Dollars per share)	$ (182.8)	[1]	$ 77.5	[1]	$ (51.91)	$ (328.4)	[1]	$ 2,550	[1]	$ 8.21	$ (4.27)
Net gain (loss) from discontinued operations					$ (158)	$ (4,159)		$ 400		$ 2,030	$ (1,141)
Earnings (loss) per share from discontinued operations (basic) (in Dollars per share)	$ 9	[1]	$ (5)	[1]	$ (0.05)	$ 12.1	[1]	$ (9.61)	[1]	$ 0.24	$ (0.66)
DILUTED EPS:
Adjusted income (loss), net of tax - basic					$ (160,630)					$ 68,631	$ (7,378)
Add: Net income (loss) attributable to preferred stockholders					0					2,975	0
Adjusted income (loss), net of tax - diluted					$ (160,630)					$ 71,606	$ (7,378)
Weighted-average number of shares outstanding – basic (Number of shares) (in Shares)	480,024		41,975		3,094,253	353,309		41,721		8,364,332	1,728,144
Add: dilutive effect of Warrants (Number of shares) (in Shares)					0					72,660	0
Add: if converted dilutive effect of preferred stockholders (in Shares)					0					813,000	0
Weighted-average number of shares outstanding - diluted (in Shares)	480,024	[1]	44,991	[1]	3,094,253	353,309	[1]	44,737	[1]	9,249,992	1,728,144
Earnings (loss) per share from continuing operations (diluted) (in Dollars per share)	$ (182.8)	[1]	$ 72.5	[1]	$ (51.91)	$ (328.4)	[1]	$ 2,378	[1]	$ 7.74	$ (4.27)
Earnings (loss) per share from discontinued operations (diluted) (in Dollars per share)	$ 9	[1]	$ (5)	[1]	$ (0.05)	$ 12.1	[1]	$ (8.75)	[1]	$ 0.22	$ (0.66)
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (Number of shares) (in Shares)					4,497,623					2,000,000	1,660,098

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).